Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes attributable to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Federal:
Current	$—	$—	$—
Deferred	—	—	—

Provision for federal income taxes	$—	$—	$—

State:
Current	$2,156	$—	$—
Deferred	108	—	—

Provision for state income taxes	$2,264	$—	$—

Reconciliation of Federal Income Tax Statutory Rate and Effective Tax Rate

A reconciliation of the federal income tax statutory rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2016	2015	2014
Federal income tax statutory rate	35.0%	35.0%	35.0%
Federal valuation allowance	—	(35.0)	(35.0)
Income not subject to federal income tax	(35.0)	—	—
State taxes	6.0	—	—

Effective tax rate	6.0%	—%	—%

Schedule of Major Tax-Effected Components of Net Deferred Tax Liability

The major tax-effected components of the Company’s net deferred tax liability are as follows:

	December 31,
	2016	2015
	(in thousands)
Deferred tax liability — federal and state
Real estate investments, net	$25,368	$1,734,680

Total deferred tax liability	$25,368	$1,734,680